Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Core FFO per Share (3)
Year					Company Total Stockholder Return (1)	Peer Group Total Stockholder Return (1) (2)
2025	$5,124,352	$3,478,940	$1,835,882	$1,367,041	$90.72	$75.73	$162,650	$3.40
2024	$5,147,367	$8,686,353	$1,842,932	$2,840,745	$100.32	$84.06	$104,254	$3.57
2023	$4,702,879	$3,043,369	$1,702,484	$1,240,696	$70.13	$74.89	$151,330	$3.75
2022	$4,955,360	$2,584,246	$1,797,158	$1,113,748	$78.12	$72.82	$163,958	$3.90
2021	$4,082,600	$4,686,212	$1,536,521	$1,741,687	$117.61	$118.90	$323,310	$3.77

Company Selected Measure Name	Core FFO per Share
Peer Group Issuers, Footnote	For 2025, 2024, 2023 and 2022, our peer group consisted of Brandywine Realty Trust, City Office REIT, Inc., Corporate Office Properties Trust (now known as COPT Defense Properties), Cousins Properties Incorporated, Hudson Pacific Properties, Inc., Kilroy Realty Corporation and Piedmont Realty Trust, Inc. For 2021, our peer group consisted of Brandywine Realty Trust, Inc., Columbia Property Trust, Corporate Office Properties Trust (now known as COPT Defense Properties), Cousins Properties Incorporated, Hudson Pacific Properties, Inc., Kilroy Realty Corporation, Mack-Cali Realty Corporation (now known as Veris Residential, Inc.) and Piedmont Realty Trust, Inc. The returns of each REIT have been weighted based on each company's stock market capitalization as of December 31, 2020.
PEO Total Compensation Amount	$ 5,124,352	$ 5,147,367	$ 4,702,879	$ 4,955,360	$ 4,082,600
PEO Actually Paid Compensation Amount	$ 3,478,940	8,686,353	3,043,369	2,584,246	4,686,212
Adjustment To PEO Compensation, Footnote
The following table reconciles the information set forth in the "Compensation Actually Paid" columns in the table above to the "Summary Compensation Table Total" columns:

	Year	Summary Compensation Table Total	(-) Stock Awards from Summary Compensation Table	(+) Fair value as of End of Year of All Awards Granted During the Year That Are Outstanding and Unvested as of the End of the Year	(+/-) Change as of the End of the Year (From the End of the Prior Year) in Fair Value of Any Awards Granted in Any Prior Year That Are Outstanding and Unvested as of the End of the Year	(+/-) Change as of the Vesting Date (From the End of the Prior Year) in Fair Value of Any Awards Granted in Any Prior Year That Were Scheduled to Vest During the Year	Compensation Actually Paid
Theodore J. Klinck	2025	$5,124,352	($2,795,397)	$2,490,894	($1,239,121)	($101,788)	$3,478,940
	2024	$5,147,367	($2,777,629)	$3,830,912	$1,843,627	$642,076	$8,686,353
	2023	$4,702,879	($2,540,103)	$1,963,228	($1,033,502)	($49,133)	$3,043,369
	2022	$4,955,360	($2,596,634)	$1,671,087	($1,404,870)	($40,697)	$2,584,246
	2021	$4,082,600	($1,892,549)	$2,224,453	$273,871	($2,163)	$4,686,212
Non-CEO NEO Average	2025	$1,835,882	($830,212)	$743,884	($352,378)	($30,135)	$1,367,041
	2024	$1,842,932	($824,991)	$1,127,241	$522,093	$173,470	$2,840,745
	2023	$1,702,484	($755,819)	$597,632	($289,007)	($14,594)	$1,240,696
	2022	$1,797,158	($776,761)	$499,876	($390,020)	($16,505)	$1,113,748
	2021	$1,536,521	($587,527)	$685,882	$107,871	($1,060)	$1,741,687

Non-PEO NEO Average Total Compensation Amount	$ 1,835,882	1,842,932	1,702,484	1,797,158	1,536,521
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,367,041	2,840,745	1,240,696	1,113,748	1,741,687
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the information set forth in the "Compensation Actually Paid" columns in the table above to the "Summary Compensation Table Total" columns:

	Year	Summary Compensation Table Total	(-) Stock Awards from Summary Compensation Table	(+) Fair value as of End of Year of All Awards Granted During the Year That Are Outstanding and Unvested as of the End of the Year	(+/-) Change as of the End of the Year (From the End of the Prior Year) in Fair Value of Any Awards Granted in Any Prior Year That Are Outstanding and Unvested as of the End of the Year	(+/-) Change as of the Vesting Date (From the End of the Prior Year) in Fair Value of Any Awards Granted in Any Prior Year That Were Scheduled to Vest During the Year	Compensation Actually Paid
Theodore J. Klinck	2025	$5,124,352	($2,795,397)	$2,490,894	($1,239,121)	($101,788)	$3,478,940
	2024	$5,147,367	($2,777,629)	$3,830,912	$1,843,627	$642,076	$8,686,353
	2023	$4,702,879	($2,540,103)	$1,963,228	($1,033,502)	($49,133)	$3,043,369
	2022	$4,955,360	($2,596,634)	$1,671,087	($1,404,870)	($40,697)	$2,584,246
	2021	$4,082,600	($1,892,549)	$2,224,453	$273,871	($2,163)	$4,686,212
Non-CEO NEO Average	2025	$1,835,882	($830,212)	$743,884	($352,378)	($30,135)	$1,367,041
	2024	$1,842,932	($824,991)	$1,127,241	$522,093	$173,470	$2,840,745
	2023	$1,702,484	($755,819)	$597,632	($289,007)	($14,594)	$1,240,696
	2022	$1,797,158	($776,761)	$499,876	($390,020)	($16,505)	$1,113,748
	2021	$1,536,521	($587,527)	$685,882	$107,871	($1,060)	$1,741,687

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The compensation and governance committee considers the following to be the most important financial performance measures used to link compensation actually paid to company performance during the last fiscal year:
•Our company’s absolute total stockholder return;
•Our company’s total stockholder return relative to the total return of our peer group;
•Core FFO per share;
•FFO per share (adjusted to exclude the dilutive or accretive impact of investment activity during the year);
•Net operating income; and
•Average occupancy.

Total Shareholder Return Amount	$ 90.72	100.32	70.13	78.12	117.61
Peer Group Total Shareholder Return Amount	75.73	84.06	74.89	72.82	118.90
Net Income (Loss)	$ 162,650,000	$ 104,254,000	$ 151,330,000	$ 163,958,000	$ 323,310,000
Company Selected Measure Amount	3.40	3.57	3.75	3.90	3.77
PEO Name	Theodore J. Klinck
Additional 402(v) Disclosure	The total stockholder return information assumes an investment on December 31, 2020 and further assumes the reinvestment of dividends. Total stockholder return performance is not necessarily indicative of future results.
Measure:: 1
Pay vs Performance Disclosure
Name	absolute total stockholder return
Non-GAAP Measure Description	"Core FFO per Share" is defined as FFO per share excluding one-time items such as land sale gains, impairments and debt extinguishment charges.
Measure:: 2
Pay vs Performance Disclosure
Name	total stockholder return relative to the total return of our peer group
Measure:: 3
Pay vs Performance Disclosure
Name	Core FFO per share
Measure:: 4
Pay vs Performance Disclosure
Name	FFO per share (adjusted to exclude the dilutive or accretive impact of investment activity during the year)
Measure:: 5
Pay vs Performance Disclosure
Name	Net operating income
Measure:: 6
Pay vs Performance Disclosure
Name	Average occupancy
PEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,795,397)	$ (2,777,629)	$ (2,540,103)	$ (2,596,634)	$ (1,892,549)
PEO | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,490,894	3,830,912	1,963,228	1,671,087	2,224,453
PEO | Equity Awards Granted During the Prior Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,239,121)	1,843,627	(1,033,502)	(1,404,870)	273,871
PEO | Equity Awards Granted During the Prior Year, Expected to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,788)	642,076	(49,133)	(40,697)	(2,163)
Non-PEO NEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(830,212)	(824,991)	(755,819)	(776,761)	(587,527)
Non-PEO NEO | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	743,884	1,127,241	597,632	499,876	685,882
Non-PEO NEO | Equity Awards Granted During the Prior Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(352,378)	522,093	(289,007)	(390,020)	107,871
Non-PEO NEO | Equity Awards Granted During the Prior Year, Expected to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,135)	$ 173,470	$ (14,594)	$ (16,505)	$ (1,060)